Contract Acquisition Costs and Intangible Asset, and Goodwill - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Contract Acquisition Costs and Intangible Asset, and Goodwill
Contract acquisition costs, Gross Carrying Amount	$ 12,980	$ 12,980
Contract acquisition costs, Accumulated Amortization	(5,694)	(5,058)
Contract acquisition costs, Net Carrying Amount	7,286	7,922
Intangible asset, Gross Carrying Amount	5,620	5,620
Intangible asset, Accumulated Amortization	(2,464)	(2,190)
Intangible asset, Net Carrying Amount	$ 3,156	$ 3,430